SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues		$ 7,901	$ 5,376	[1]	$ 9,212	[1]
Cost of revenues		6,807	3,487	[1]	7,959	[1]
Gross profit		1,094	1,889	[1]	1,253	[1]
Research and development costs		9,944	3,853	[1]	4,103	[1]
General and administration expenses		23,749	7,948	[1]	13,067	[1]
Operating loss		(36,456)	(12,855)	[1]	(18,321)	[1]
Loss before taxes on income		(38,484)	(19,263)		(18,057)
Income tax expense
Loss on disposal of discontinued operations		(461)
Net loss for the year from discontinued operations		(2,425)	(1,841)	[1]	(820)	[1]
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues		824	1,790		2,163
Cost of revenues		767	1,692		1,423
Gross profit		57	98		740
Research and development costs		9	164		648
General and administration expenses		1,455	1,714		866
Operating loss		(1,407)	(1,780)		(774)
Other expense
Financial (income) expense		9	61		46
Loss before taxes on income		(1,416)	(1,841)		(820)
Income tax expense
Loss on disposal of discontinued operations	[2]	(1,009)
Net loss for the year from discontinued operations		(2,425)	(1,841)		$ (820)
Consideration received on disposal of discontinued operations		148
Cash disposed of		(549)
Net cash outflow on disposal of discontinued operations		(401)
Property, equipment and right of use assets, net		(416)
Trade and other receivables		(668)
Trade and other payables		223
Loans		94
Severance payments, net		159
Net assets disposed (other than cash):		(1,009)
From operating activities		514	338
From investing activities		(47)	(94)
From financing activities		(134)	(255)
Net cash flows provided by (used by) discontinued operations		$ 333	$ 11

[1]	Reclassified due to discontinued operations (note 32).
[2]	The loss on disposal of discontinued operations was determined as follows: